Cover	Aug. 10, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2026
Entity File Number	001-37523
Entity Registrant Name	Purple Innovation, Inc.
Entity Central Index Key	0001643953
Entity Tax Identification Number	47-4078206
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4100 North Chapel Ridge Rd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Lehi
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84043
City Area Code	(801)
Local Phone Number	756-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PRPL
Preferred Stock Purchase Rights
Title of 12(b) Security	Preferred Stock Purchase Rights